GOING CONCERN AND MANAGEMENT PLANS	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern And Management Plans

NOTE 3 - GOING CONCERN AND MANAGEMENT PLANS

The accompanying condensed CFS were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

The Company incurred losses from operations of $1,322,514 for the six months ended June 30, 2018 and $4,269,673 for the year ended December 31, 2017, and had an accumulated deficit of $9,764,340 at June 30, 2018. In addition, the Company used cash in operating activities of $406,360 for the six months ended June 30, 2018. The Company will continue to incur costs that are necessary for it to remain an active public company. As of June 30, 2018, the Company has approximately $10,000 in cash.

These factors raise substantial doubt about the Company's ability to continue as a going concern.

While the Company is attempting to establish an ongoing source of revenues sufficient to cover its operating costs and allow it to continue as a going concern, the Company's cash position may not be adequate to support the Company's daily operations. Management intends to raise additional funds by seeking equity and/or debt financing; however there can be no assurances that it will be successful in those efforts. The ability of the Company to continue as a going concern is dependent upon the Company's ability to obtain financing, further implement its business plan, and generate revenues.

There are significant risks and uncertainties which could negatively affect the Company's operations. These are principally related to (i) the absence of a distribution network for the Company's products, (ii) the absence of any significant commitments or firm orders for the Company's products. The Company's limited sales to date for the Company's products make it impossible to identify any trends in the Company's business prospects. Accordingly, there can be no assurance that we will be able to pay obligations which we may incur in the future.  Furthermore, if our current indebtedness is not restructured or converted into equity, which is at the debt holder's discretion, our current operations do not generate sufficient cash to pay interest and principal on these obligations when they become due.  Accordingly, there can be no assurance that we will be able to pay these or other obligations which we may incur in the future.   In the event we are unable to restructure or convert into equity the balance of our outstanding indebtedness, the holders may obtain judgments against us and seek to enforce such judgments against our assets, in which event we will be required to cease our business activities and the equity of our stockholders will be effectively wiped out.

The Company's only sources of additional funds to meet continuing operating expenses, fund additional development and fund additional working capital are through the sale of securities and/or debt instruments. We are actively seeking additional debt or equity financing, but no assurances can be given that such financing will be obtained or what the terms thereof will be. The Company may need to discontinue a portion or all of our operations if the Company is unsuccessful in generating positive cash flow or financing for the Company's operations through the issuance of securities.

An event of default exists under our April Note, July Note and July Note #2.

The Company was unable to repay amounts due for the April Note, July Note and July Note #2 (See Note 9).  The inability to repay represents an event of default. The holders of the notes have not declared a default. If they were to do so, however, they would be entitled to immediate payment of amounts far in excess of our ability to pay. Under the worst scenario, a declaration of default by the holders of the April Note, July Note and/or July Note #2 could result in a liquidation of the Company and elimination of any value in our common stock.

The condensed CFS do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.